LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Investment Holdings [Line Items]
Interest income from its long-term held-to-maturity debt investments	¥ 3.5
Minimum
Investment Holdings [Line Items]
Long-term held-to-maturity debt investments due period	1 year
Maximum
Investment Holdings [Line Items]
Long-term held-to-maturity debt investments due period	2 years